Leases - Summary of Movement of Lease Liabilities (Detail) - AUD ($)		12 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Presentation of leases for lessee [abstract]
Opening Balance		$ 633,028	$ 392,822
Lease additions and modifications		130,405	482,717
Interest charged for the year		36,283	30,272
Disposals		0	(8,145)
Principal paid for the year	[1]	(270,666)	(226,494)	$ (211,974)
Interest expense paid for the year		(36,759)	(30,328)
Foreign exchange adjustments		28,013	(7,816)
Closing Balance		$ 520,304	$ 633,028	$ 392,822

[1]	Non-cash financing activities relate mainly to the following: Fair value movement of convertible notes disclosed in note 17 to the financial statements. Exercise of vested performance rights for no cash consideration disclosed in note 22 to the financial statements.